Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Schedule of subsidiarie percentage of ownership
		Percentage of ownership
Legal name	Country of incorporation	2019	2018

Brooge Petroleum and Gas Investment Company FZE	United Arab Emirates	100%	-
BPGIC International	Cayman Islands	100%	-

Schedule of useful life of the assets
Buildings	25 years
Tanks	50 years
Installations (pipeline, pumps and other equipment)	20 - 25 years
Other equipment	5 years
Right-of-use asset - Land	60 years